Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Schedule of Balance Sheet Information Related to Leases
Amounts reported in the consolidated balance sheet as of December 31, 2019 are follows:

December 31,
2019
U.S. Dollars (In thousands)

ROU assets – opening balance	2,052
ROU assets – additions	904
ROU assets – disposals	(485)
ROU assets – accumulated depreciation	(877)

ROU assets, net	1,594

December 31,
2019
U.S. Dollars (In thousands)

Other current liabilities	(826)
Other long term liabilities	(776)

Total lease liabilities	(1,602)

Minimum Future Rental Payments
Minimum future payments under non-cancellable leases as of December 31, 2019 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)

2020	971
2021	554
2022	227
1,752

Less imputed interest	(150)

Total lease liabilities	1,602

Allowance For Doubtful Accounts
The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
	U.S. Dollars (in thousands)
2017	591	-	-	-	591
2018	591	-	-	(181)	410
2019	410	87	(116)	(252)	129